Employee Stock Purchase Plan (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Expenses Related to Employee Stock Purchase Plan	$ 15	$ 14	$ 51	$ 38